Cover	Oct. 21, 2024
Cover [Abstract]
Entity Registrant Name	PETROGAS COMPANY
Entity Central Index Key	0001609258
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Oct. 21, 2024
Entity Ex Transition Period	false
Entity File Number	333-196409
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	98-1153516
Entity Address Address Line 1	12800 Post Oak B Blvd.
Entity Address Address Line 2	Suite 4100
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77056
City Area Code	832
Local Phone Number	253-1152
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false